10. Recoverable taxes (Details 1) - BRL (R$) R$ in Millions		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
RecoverableTaxesLineItems [Line Items]
Recoverable taxes		R$ 4,394	R$ 3,424
Recoverable taxes, current		1,692	679	R$ 596
Recoverable taxes, noncurrent		2,702	2,745	R$ 1,747
State Value-Added Tax On Sales and Services - ICMS [Member]
RecoverableTaxesLineItems [Line Items]
Recoverable taxes		2,621	2,335
Provision For Non-Realization to ICMS [Member]
RecoverableTaxesLineItems [Line Items]
Recoverable taxes			(28)
Social Integration Program (PIS) and Contribution for Social Security Financing (COFINS) [Member]
RecoverableTaxesLineItems [Line Items]
Recoverable taxes		854	717
Social Security Contribution (INSS) [Member]
RecoverableTaxesLineItems [Line Items]
Recoverable taxes		321	328
Income Tax and Social Contribution [Member]
RecoverableTaxesLineItems [Line Items]
Recoverable taxes	[1]	472	52
Other [Member]
RecoverableTaxesLineItems [Line Items]
Recoverable taxes		49	20
Other Recoverable Taxes - Exito Group [Member]
RecoverableTaxesLineItems [Line Items]
Recoverable taxes		R$ 77

[1]	Includes Exito's prepayments.